Subsidiaries - (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of subsidiaries [abstract]
Summary of Disclosure of Interests in Subsidiaries

Name	% Equity interest	Country of incorporation	Nature of business
Raging River Trading Proprietary Limited	100%	South Africa	Licensed Western Cape Gambling and Racing Board ("WCGB") / software development
Baytree Interactive Limited	100%	Guernsey	Licensed with the Kahnawake Gaming Commission ("KGC")
Betway Group Limited	100%	Guernsey	Operational
Betway Limited	100%	Malta	Licensed with the MGA